FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE

The following table summarizes the liabilities that are measured at fair value as of September 30, 2025 and December 31, 2024 (in thousands):

Description	Level	September 30, 2025	December 31, 2024
Liabilities:
Warrant liabilities - Q1-22 warrants	3	$-	$1
Contingent consideration	3	$41	$41

The following tables summarize the liabilities that are measured at fair value as of December 31, 2024 and December 31, 2023 (in thousands):

Description	Level	December 31, 2024	December 31, 2023
Liabilities:
Warrant liabilities - Q1-22 warrants	3	$1	$116
Market Cap Contingent Consideration	3	$41	$107

SCHEDULE OF CHANGES IN WARRANT LIABILITIES

The following table presents the changes in the liabilities measured at fair value from January 1, 2025 through September 30, 2025 (in thousands):

	Warrant Liabilities	Contingent Consideration	Forward Sales Contract

Fair value at January 1, 2025	$1	$41	$-
Initial measurement	-	-	5,335
Change in fair value	(1)	-	512
Reclassification of forward sales contract
liability to equity	-	-	(5,847)
Fair value at September 30, 2025	$-	$41	$-

The following table presents the changes in the liabilities measured at fair value from January 1, 2024 through December 31, 2024 (in thousands):

	Warrant Liabilities	Derivative Liability	Contingent Consideration

Fair value at January 1, 2024	$116	$-	$107
Reclassification of Exchanged Warrants from equity to liability	11,244	-	-
Initial measurement of Bridge Notes derivative liability	-	5,566	-
Change in fair value	(414)	(220)	(66)
Reclassification of Exchanged Warrants and Bridge Notes
derivative liability to equity	(10,945)	(5,346)	-
Fair value at December 31, 2024	$1	$-	$41

SCHEDULE OF FAIR VALUE AND CARRYING VALUES OF CONVERTIBLE NOTES

The table below is provided for comparative purposes only and presents information about the fair value of the Company’s Convertible Notes relative to the carrying values recognized in the condensed consolidated balance sheet as of December 31, 2023 (in thousands).

		December 31, 2023
	Level	Carrying Value	Fair Value
Convertible Notes	3	$16,616	$17,594